SIGNIFICANT EVENTS IN THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2025
Significant Events In Reporting Period
SIGNIFICANT EVENTS IN THE REPORTING PERIOD

NOTE 3 - SIGNIFICANT EVENTS IN THE REPORTING PERIOD

A.	On January 7, 2025, the Company signed a Memorandum of Understanding (“MOU”) with Sujan Ventures. Under the terms of the MOU, Sujan Ventures will lead local efforts to introduce Rail Vision’s advanced safety systems to the Indian market. As an initial step, Rail Vision will conduct a short trial of its systems at the customer’s facilities to demonstrate their capabilities. Following satisfaction and approval of Sujan Venture’s customers, the parties intend to proceed with a definitive agreement to advance their collaboration. Sujan Ventures made an initial upfront payment to the Company and will make additional payments upon the completion of certain milestones. In addition, during the term of the MOU, Sujan Ventures shall have the exclusive right to negotiate and enter an agreement to distribute the Company’s solutions in India.

B.	Exercise of Facility Warrants

On January 9, 2024, in connection with a facility agreement, the Company issued warrants (the “Facility Warrants”) to the lender to purchase up to 2,419,354 ordinary shares of the Company at an exercise price of $3.10 per share, subject to certain adjustments and certain anti-dilution protection, for an aggregate exercise amount of $7,500. The Facility Warrants were exercisable immediately upon issuance and have a term of five years from the date of issuance. The warrants are subject to certain adjustments, including anti-dilution protections.

On January 18, 2024, the Company executed a private placement which its terms triggered an anti-dilution protection and accordingly the exercise price of the Facility Warrants was adjusted to $0.408 and the amount of ordinary shares issuable upon full exercise of the Facility Warrants was adjusted to 18,382,353 shares.

As of June 30, 2025, a total of 17,170,000 Facility Warrants had been exercised, including 5,950,000 during the six months ended June 30, 2025, generating gross proceeds of approximately $7,005 to the Company, of which $2,428 ($2,307 net of issuance costs) were received during the six-month period ended June 30, 2025.

C.	Standby Equity Purchase Agreement (“SEPA”)

On October 7, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, LTD. (“Yorkville”), which was amended on February 26, 2025, and pursuant to which the Company had the right to require Yorkville to purchase up to $30 million of the Company’s ordinary shares, from time to time, at its discretion. The SEPA includes a “put right”, which was evaluated under ASC 815-40 and determined to be a derivative liability, as it does not qualify for equity classification. The put right is measured at fair value at each reporting date, with changes in value recognized in the statement of comprehensive loss. The valuation is classified within Level 2 of the fair value hierarchy. The fair value of the put right was determined to be immaterial as of both December 31, 2024, and June 30, 2025.

NOTE 3 - SIGNIFICANT EVENTS IN THE REPORTING PERIOD (Cont.)

C.	Standby Equity Purchase Agreement (“SEPA”) (Cont.)

As of June 30, 2025, the Company had issued an aggregate of 22,210,892 ordinary shares under the SEPA, for total gross proceeds of approximately $18,308, including 8,094,297 ordinary shares issued during the six-month period ended June 30, 2025, for gross proceeds of approximately $7,537.

An amount of $1,346 and $380 was recorded as expenses in “Revaluation of derivatives, warrant liabilities and other” regarding these issuances of ordinary shares, for the year ended December 31, 2024, and the six months ended June 30, 2025, respectively.

On April 24, 2025, concurrently with the entry into the ATM Sales Agreement (see Note 3D below), the Company reduced the maximum aggregate offering price registered under the SEPA to zero.

D.	At-the-Market Offering

On April 24, 2025, the Company entered into a Sales Agreement (the “ATM Sales Agreement”) with A.G.P./Alliance Global Partners, as sales agent (“A.G.P.”), pursuant to which the Company may offer and sell, from time to time through A.G.P, ordinary shares in an at-the-market (ATM) offering, for total gross proceeds of up to $11.3 million. The offering is being conducted under the Company’s shelf registration statement on Form F-3, which was declared effective by the SEC on April 23, 2024. A.G.P. acts as sales agent and is entitled to a 3.0% commission on gross proceeds from any sales.

During the six-month period ended June 30, 2025, the Company sold an aggregate of 308,987 ordinary shares under the ATM Sales Agreement, for total gross proceeds of approximately $130 thousand.

Subsequent to June 30, 2025, an additional 2,946,867 ordinary shares have been issued under the ATM Sales Agreement resulting in additional gross proceeds of approximately $1,213 to the Company.

E.	Share-Based Compensation

In April 2025, the Company granted a total of 2,934,000 ordinary shares underlying restricted share units (“RSUs”) to its employees and service providers, which are issuable upon the applicable vesting dates under the Company’s Amended Share Option Plan. As of June 30, 2025, a total of 624,000 RSUs granted in April 2025 had vested. For the six months ended June 30, 2025, the Company recorded an expense of $273 in respect of these grants.

F.	Change in Chief Executive Officer

On April 24, 2025, the Board of Directors appointed Mr. David BenDavid as Chief Executive Officer of the Company. On the same date, Mr. Shahar Hania stepped down from his role as Chief Executive Officer and was appointed as a member of the Board of Directors.